Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Progenity, Inc. (the “Company” or “Progenity”), a Delaware corporation, commenced operations in 2010 with its corporate office located in San Diego, California. Progenity’s primary operations include a licensed Clinical License Improvement Amendment and College of American Pathologists certified laboratory located in Michigan specializing in the molecular testing markets serving women’s health providers in the obstetric, gynecological, fertility, and maternal fetal medicine specialty areas in the United States.

The Company has expertise in the national reference laboratory, clinical genetics, laboratory molecular testing, and biotechnology markets. Distribution is managed by a dedicated women’s health physician sales force and a field operations team who support all logistical functions in receiving clinical samples to the laboratory for analysis. The Company’s core business is focused on the prenatal carrier screening and noninvasive prenatal test market, targeting preconception planning, and routine pregnancy management for genetic disease risk assessment. Through its affiliation with Mattison Pathology, LLP (“Mattison”), a Texas limited liability partnership doing business as Avero Diagnostics (“Avero”), located in Lubbock and Dallas, Texas, the Company’s operations have expanded to provide anatomic and molecular pathology testing products in the United States.

On June 10, 2020, the Company amended its certificate of incorporation to reflect a one-for-6.178 reverse stock split of the Company’s common stock. The par value and the number of authorized shares of common stock were not adjusted as a result of the reverse stock split. All issued and outstanding shares of common stock and related per share amounts contained in the accompanying condensed consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented. The reverse stock split resulted in an adjustment to the respective Series A and B preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion.

On June 23, 2020, the Company completed the initial public offering of its common stock (the “IPO”). In the IPO, the Company issued and sold 6,666,667 shares of its common stock, at a price to the public of $15.00 per share. The Company received approximately $88.7 million in net proceeds, after deducting underwriting discounts and commissions and other offering expenses payable by the Company. In connection with the IPO, on June 23, 2020, all outstanding Series A and B preferred stock and the outstanding convertible promissory note converted into shares of common stock and the outstanding warrant to purchase shares of convertible preferred stock became exercisable for shares of common stock.

Liquidity

As of September 30, 2020, the Company had cash and cash equivalents of $60.0 million and an accumulated deficit of $465.7 million. For the nine months ended September 30, 2020, the Company reported a net loss of $117.0 million and cash used in operating activities of $95.7 million. The Company’s primary sources of capital have historically been the sale of common stock, private placements of preferred stock and incurrence of debt. As of September 30, 2020, the Company had a $75.0 million term loan outstanding with a private equity firm (see Note 7), and mortgages outstanding of $3.1 million (see Note 8). Management does not believe that the current available cash and cash equivalents will be sufficient to fund the Company’s planned expenditures and meet its obligations for at least 12 months following the financial statement issuance date without raising additional funding. As a result, there is substantial doubt about the Company’s ability to continue as a going concern for 12 months following the issuance date of the condensed consolidated financial statements for the three and nine months ended September 30, 2020. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional funding. Management believes that the Company’s liquidity position provides sufficient runway to achieve critical research and development pipeline milestones and show continued progress in the molecular testing activities into mid-2021. Management intends to raise additional capital through equity offerings and/or debt financings, or from other potential sources of liquidity, which may include new collaborations, licensing or other commercial agreements for one or more of the Company’s research programs or patent portfolios. Adequate funding, if needed, may not be available to the Company on acceptable terms, or at all. The Company’s ability to raise additional funds may be adversely impacted by potential worsening global economic conditions and the recent disruptions to, and volatility in, the credit and financial markets in the United States and worldwide resulting from the ongoing COVID-19 pandemic. If the Company is unable to raise capital when needed or on attractive terms, it would be forced to delay, reduce, or eliminate its research and development programs or other operations. If any of these events occur, the Company’s ability to achieve its operational goals would be adversely affected.

Uncertainties Related to the COVID-19 Pandemic

The ongoing COVID-19 pandemic has negatively impacted the global economy, disrupted global supply chains and created significant volatility and disruption of financial markets. The Company has been materially and negatively affected by the COVID-19 pandemic; however, the extent of the impact of the COVID-19 pandemic on the Company’s operational and financial performance, including its ability to execute its business strategies and initiatives in the expected time frame, will depend on future developments, including the duration and spread of the pandemic and related restrictions on travel and transports, all of which are uncertain and cannot be predicted. The Company could be further negatively affected by the widespread outbreak of an illness or any other communicable disease, or any other public health crisis that results in economic and trade disruptions, including the disruption of global supply chains. An extended period of global supply chain and economic disruption could materially affect the Company’s business, results of operations, access to sources of liquidity and financial condition.

The estimates used for, but not limited to, determining the amount to be collected for accounts receivable, fair value of long-lived assets, and fair value of goodwill could be impacted by the pandemic. While the full impact of COVID-19 is unknown at this time, the Company has made appropriate estimates based on the facts and circumstances available as of the reporting date. These estimates may change as new events occur and additional information is obtained.

1. Organization and Description of Business

Progenity, Inc. and subsidiaries (the “Company” or “Progenity”), a Delaware corporation, commenced operations in 2010 with its corporate office located in San Diego, California. Progenity’s primary operations include a licensed Clinical License Improvement Amendment (“CLIA”) and College of American Pathologists (“CAP”) certified laboratory located in Michigan specializing in the molecular testing markets serving women’s health providers in the obstetric, gynecological, fertility, and maternal fetal medicine specialty areas in the United States.

The Company has expertise in the national reference laboratory, clinical genetics, laboratory molecular testing, and biotechnology markets. Distribution is managed by a dedicated women’s health physician sales force and a field operations team who support all logistical functions in receiving clinical samples to the laboratory for analysis.

The Company’s core business is focused on the prenatal carrier screening and noninvasive prenatal test market, targeting preconception planning, and routine pregnancy management for genetic disease risk assessment.

Through its affiliation with Mattison Pathology, LLP (“Mattison”), a Texas limited liability partnership doing business as Avero Diagnostics (“Avero”), located in Lubbock and Dallas, Texas, the Company’s operations have expanded to provide anatomic and molecular pathology testing products in the United States.

Liquidity

As of December 31, 2019, the Company had cash and cash equivalents of $33.0 million and an accumulated deficit of $348.5 million. For the year ended December 31, 2019, the Company also had a net loss of $148.0 million and cash used in operations of $106.1 million. The Company’s primary sources of capital have been private placements of preferred stock and incurrence of debt. As of December 31, 2019, the Company had a $75.0 million term loan outstanding with a private equity firm (see Note 7), and mortgages outstanding of $3.3 million (see Note 8). Management does not believe that the current available cash and cash equivalents will be sufficient to fund the Company’s planned expenditures and meet its obligations for at least 12 months following the financial statement issuance date without raising additional funding. As a result, there is substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance date of the consolidated financial statements for the year ended December 31, 2019.

The Company’s ability to continue as a going concern is dependent upon its ability to raise additional funding. Management intends to raise additional capital through equity offerings and/or debt financings. Adequate funding, if needed, may not be available to the Company on acceptable terms, or at all. If the Company is unable to raise capital when needed or on attractive terms, it would be forced to delay, reduce, or eliminate its research and development programs or other operations. If any of these events occur, the Company’s ability to achieve its operational goals would be adversely affected.